Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Segment Operating Information by Segment

Year Ended December 31, 2012

(in thousands)

	Online game	17173 Business	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	570,533	4,307	—	(187)	574,653
Online advertising	—	45,727	—	(3,202)	42,525
Others	—	—	6,251	—	6,251

Total revenues	570,533	50,034	6,251	(3,389)	623,429
Cost of revenues:
Online game	76,193	1,696	—	(187)	77,702
Online advertising	—	6,468	—	—	6,468
Others	—	—	20,046	—	20,046
SBC (2) in cost of revenues	239	67	—		306

Total cost of revenues	76,432	8,231	20,046	(187)	104,522

Gross profit	494,101	41,803	(13,795)	(3,202)	518,907
Operating expenses:
Product development	70,386	1,378	137	—	71,901
Sales and marketing	51,584	6,629	5,302	(3,202)	60,313
General and administrative	30,013	995	1,323	—	32,331
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	1,670	—	1,236	—	2,906
SBC (2) in operating expenses	3,258	105	—	—	3,363

Total operating expenses	156,911	9,107	7,998	(3,202)	170,814

Operating profit	337,190	32,696	(21,793)	—	348,093
Interest income	15,855	11	16	—	15,882
Foreign currency exchange loss	(558)	—	—	—	(558)
Interest expense	(2,243)	—	—	—	(2,243)
Other expense	(51)	—	(122)	—	(173)

Income before income tax expense	350,193	32,707	(21,899)	—	361,001
Income tax expense	67,748	—	(343)	—	67,405

Net income	282,445	32,707	(21,556)	—	293,596
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196	—	—	—	11,196

Net income attributable to Changyou.com Limited	271,249	32,707	(21,556)	—	282,400

Year Ended December 31, 2011

(in thousands)

	Online game	17173 Business	Others	Eliminations and adjustments	Consolidated
Revenues(1)	$435,512	$44,981	$10,853	$(6,770)	$484,576
Segment cost of revenues	49,735	3,764	13,783	—	67,282
SBC (2) in cost of revenues	102	128	—	—	230

Total cost of revenues	49,837	3,892	13,783	—	67,512

Gross profit (loss)	385,675	41,089	(2,930)	(6,770)	417,064
Operating expenses:
Product development	47,234	2,139	466	—	49,839
Sales and marketing	48,241	2,015	5,447	(6,770)	48,933
General and administrative	23,149	2,394	1,613	—	27,156
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	—	5,420	—	5,420
SBC (2) in operating expenses	5,354	411	—	122	5,887

Total operating expenses	123,978	6,959	12,946	(6,648)	137,235

Operating profit (loss)	261,697	34,130	(15,876)	(122)	279,829
Interest income	11,916	—	17	—	11,933
Foreign currency exchange loss	(618)	—	—	—	(618)
Interest expense	(7)	—	—	—	(7)
Other income	267	2	188	—	457

Income before income tax expense	273,255	34,132	(15,671)	(122)	291,594
Income tax expense(credit)	40,965	2,732	(117)	—	43,580

Net income	232,290	31,400	(15,554)	(122)	248,014
Less: Net income attributable to the mezzanine classified non-controlling interest	2,558	—	—	—	2,558

Net income attributable to Changyou.com Limited	$229,732	$31,400	$(15,554)	$(122)	$245,456

Year Ended December 31, 2010 (in thousands)
	Online game	17173 Business	Others	Eliminations and adjustments	Consolidated
Revenues(1)	$327,153	$31,552	$—	$(4,599)	$354,106
Segment cost of revenues	29,658	2,918	—	—	32,576
SBC (2) in cost of revenues	194	236	—	—	430

Total cost of revenues	29,852	3,154	—	—	33,006

Gross profit	297,301	28,398	—	(4,599)	321,100
Operating expenses:
Product development	33,519	1,909	—	—	35,428
Sales and marketing	40,782	2,459	—	(4,599)	38,642
General and administrative	13,752	1,708	—	—	15,460
SBC (2) in operating expenses	8,400	717	—	15	9,132

Total operating expenses	96,453	6,793	—	(4,584)	98,662

Operating profit	200,848	21,605	—	(15)	222,438
Interest income	4,194	—	—	—	4,194
Foreign currency exchange loss	(527)	—	—	—	(527)
Interest expense	(39)	—	—	—	(39)
Other (expense) income	(1,394)	1	—	—	(1,393)

Income before income tax expense	203,082	21,606	—	(15)	224,673
Income tax expense	28,178	1,812	—	—	29,990

Net income	$174,904	$19,794	$—	$(15)	$194,683

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the 17173 Business to the online game segment.
Note (2):	“SBC” stands for share-based compensation expense.

Schedule of Segment Assets Information by Segment

	As of December 31, 2012 (in thousands)
	Online game	17173 Business	Others	Intercompany Eliminations	Consolidated
Cash and cash equivalents	$360,377	$2,449	$3,813	$—	$366,639
Restricted time deposits	246,599	—	—	—	246,599
Accounts receivable, net	14,558	7,617	1,189	—	23,364
Fixed assets, net	62,019	2,253	556	—	64,828
Intangible assets, net	29,575	188	24,486	—	54,249
Goodwill	116,992	17,929	—	—	134,921

Total assets (1)	$1,020,899	$44,480	$5,602	$43,532	$1,114,513

	As of December 31, 2011 (in thousands)
	Online game	17173 Business	Others	Intercompany Eliminations	Consolidated
Cash and cash equivalents	$326,961	$—	$3,450	$—	$330,411
Accounts receivable, net	7,744	—	3,582	—	11,326
Fixed assets, net	65,266	2,737	391	—	68,394
Intangible assets, net	36,508	632	11,301	—	48,441
Goodwill	116,731	17,885	—	—	134,616

Total assets (1)	$729,813	$21,788	$18,803	$(17,331)	$753,073

Note (1):	The intercompany elimination for segment assets mainly consists of an operating funds loan to and long term investment in the others.